Income taxes expenses - Summary of Reconciliation of Average Effective Tax Rate and Applicable Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before tax	$ 85,993	$ 117,999	$ 102,453
Tax effect of foreign tax rates	(10,006)	2,681	(8,715)
Tax effect of expense not deductible in determining taxable profit (tax loss)	300	135	366
Tax expense (income)	(10,306)	2,816	(8,349)
Current tax expense (income)	$ (12,358)	$ (10,500)	$ (6,784)
Current Effective Tax Rate	(14.37%)	(8.90%)	(6.62%)
Deferred tax expense (income)	$ 2,052	$ 13,316	$ (1,565)
Average effective tax rate	(11.98%)	(2.39%)	8.15%
Nexus [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expense (income)	$ 500